Pension and Severance Plans (Components of Net Periodic Benefit Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 26,811	¥ 24,670	¥ 24,350
Interest cost	5,912	8,689	11,583
Expected return on plan assets	(17,829)	(20,853)	(19,252)
Recognized actuarial loss	20,436	8,588	9,867
Amortization of prior service costs	(9,490)	(9,489)	(9,614)
Net periodic benefit costs	25,840	11,605	16,934
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,958	3,504	3,188
Interest cost	10,426	12,096	13,040
Expected return on plan assets	(11,000)	(14,117)	(12,993)
Amortization of net transition asset	9	10	10
Recognized actuarial loss	2,552	4,236	2,991
Amortization of prior service costs	(463)	(478)	(639)
Losses on curtailments and settlements	43	354	31
Net periodic benefit costs	¥ 4,525	¥ 5,605	¥ 5,628